Average Annual Total Returns{- Freedom Income Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-10 - Freedom Income Portfolio	VIP Freedom Income Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom Income Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom Income Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom Income Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom Income Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom Income Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom Income Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom Income Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom Income Portfolio-Service 2 VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0199 Past 1 year	F0199 Past 5 years	F0199 Past 10 years
Total	10.47%	6.57%	4.97%	10.38%	6.47%	4.87%	10.29%	6.31%	4.71%	7.51%	4.44%	3.84%	8.61%	5.87%	4.67%